14. Short-term Borrowings and Long-term Borrowings (Details - Maturities) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 273
2022	498
2023	318
2024	375
2025	424
Thereafter	4,740
Total long-term borrowings	$ 6,628	$ 6,256